Cover	Jul. 20, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	TCGX Acquisition Corp.
Entity Central Index Key	0002137965
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1943484
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	245 Lytton Ave., Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	924-9424
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Chen Yu
Entity Address, Address Line One	245 Lytton Ave., Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	924-9424